Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Pursuant to our Equity Grant Policy, no equity grants shall be made during a Company blackout period. Additionally, the Compensation Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false